Note 5 - Accounts Receivable and Work in Process (Details) - Schedule of Accounts, Notes, Loans and Financing Receivable - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of Accounts, Notes, Loans and Financing Receivable [Abstract]
Accounts receivable on completed contracts	$ 105,187	$ 46,985
Costs and estimated earnings on contracts in progress	184,212	0
Total	$ 289,399	$ 46,985